PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Movement in allowance for prepayments and other current assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning	¥ 114,122,430	$ 15,634,709
Addition/(reversal)	(3,246,318)	(444,744)	¥ 112,904,019
Charge off	(20,066,082)	(2,749,042)
Balance at ending	¥ 90,810,030	$ 12,440,923	114,122,430
Adjustment | Adoption of ASC 326
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning			¥ 1,218,411